Sale of Homestake Resources	12 Months Ended
Dec. 31, 2023
Disclosure Of Sale Of Homestake Resources [Abstract]
Sale of homestake resources [Text Block]
Note 6: Sale of Homestake Resources

On February 25, 2022, the Company completed the sale of Homestake Resources to Dolly Varden for cash proceeds of $5,000 and 76,504,590 common shares of Dolly Varden (note 1). The Company's resulting interest in Dolly Varden represented approximately 35.3% of the issued and outstanding common shares of Dolly Varden on February 25, 2022, which has been accounted for using the equity method (note 3i). The Company recognized a gain of $48,390, net of transaction costs of $589, on the date of disposition, calculated as follows:

Net assets derecognized:	Total
Mineral interests	$16,460
Reclamation bond	68
$16,528
Net proceeds:
Cash	$5,000
Working capital adjustment	68
76,504,590 common shares of Dolly Varden	60,439
Transaction costs	(589)
$64,918
Net gain on disposition	$48,390

The fair value of the common shares of Dolly Varden received on date of disposition is based on the market price of the shares at the date of disposition of $0.79 per share.

The Company had sufficient non-capital losses at December 31, 2022 to offset the capital gain arising on disposition of Homestake Resources. As such, there was nil tax payable on the sale of Homestake Resources.